Property, Equipment and Software - Schedule of Property, Equipment and Software (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 18,594	$ 15,774	$ 13,548
Less: Accumulated depreciation and amortization	(14,244)	(13,158)	(11,565)
Property, equipment and software, net	4,350	2,616	1,983
Probe cards and photomasks
Property, Plant and Equipment [Line Items]
Total	12,435	10,083	8,046
Equipment
Property, Plant and Equipment [Line Items]
Total	4,642	4,386	4,327
Software
Property, Plant and Equipment [Line Items]
Total	331	298	303
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	896	728	589
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	$ 290	$ 279	$ 283